NUVEEN MULTI-ASSET INCOME FUND

NUVEEN MULTI-ASSET INCOME TAX-AWARE FUND

SUPPLEMENT DATED NOVEMBER 10, 2016

TO THE PROSPECTUS DATED SEPTEMBER 26, 2016

Effective immediately, Cori B. Johnson is no longer a portfolio manager for Nuveen Multi-Asset Income Fund and Nuveen Multi-Asset Income Tax-Aware Fund.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-MULT2P-1116P

NUVEEN MULTI-ASSET INCOME FUND

NUVEEN MULTI-ASSET INCOME TAX-AWARE FUND

SUPPLEMENT DATED NOVEMBER 10, 2016

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 26, 2016

Effective immediately, Cori B. Johnson is no longer a portfolio manager for Nuveen Multi-Asset Income Fund and Nuveen Multi-Asset Income Tax-Aware Fund.

PLEASE KEEP THIS WITH YOUR STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-MULTSAI-1116P